Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000241259 | BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000241259 | BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000241259 | BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241259 | BNY-65339F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241259 | BNY-92939U106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241259 | BNY-98389B100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241259 | BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241259 | BNY-87612G101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241259 | BNY-BDR05C0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241259 | BNY-B0ZV104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241259 | ElectricBNY-65339F101
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000241259 | Engineering & ConstructionBNY-B0ZV104
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000241259 | REITSBNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000241259 | REITSBNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000241259 | REITSBNY-B15F6S6
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000241259 | REITSBNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000241259 | PipelinesBNY-87612G101
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000241259 | REITSBNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000241259 | REITSBNY-02665T306
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000241259 | REITSBNY-101121101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225893 | BNY-91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000225893 | BNY-38385B2H2
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225893 | BNY-3140XQFR3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225893 | BNY-3132DWEQ2
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225893 | BNY-912810UN6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225893 | BNY-20754XAG8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225893 | BNY-3137FBKV7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225893 | BNY-749384AA1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000225893 | BNY-35564NHA4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225893 | BNY-3136BBCM2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000225893 | Mortgage SecuritiesBNY-749384AA1
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000225893 | BanksBNY-05583JAK8
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000225893 | Asset Backed SecuritiesBNY-107933AF0
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000225893 | U.S. Treasury NoteBNY-91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000225893 | ElectricBNY-30036FAD3
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225893 | Diversified Financial ServicesBNY-05369AAK7
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225893 | U.S. Treasury BondBNY-912810UN6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225893 | PipelinesBNY-19828TAH9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225893 | Auto ManufacturersBNY-65480CAC9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225893 | Collateralized Loan ObligationsBNY-38181HAE3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238088 | BNY-1248EPCD3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238088 | BNY-88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000238088 | BNY-737446AQ7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000238088 | BNY-682691AJ9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000238088 | BNY-98380MAB1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000238088 | BNY-432833AL5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238088 | BNY-12543DBH2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238088 | BNY-603051AE3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238088 | BNY-030981AM6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238088 | BNY-651229BC9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238088 | MediaBNY-65336YAN3
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000238088 | Oil & GasBNY-61965RAC9
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000238088 | ElectricBNY-92840MAB8
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000238088 | Commercial ServicesBNY-019576AD9
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000238088 | RetailBNY-55617LAR3
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000238088 | Diversified Financial ServicesBNY-682691AJ9
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000238088 | ChemicalsBNY-78433BAB4
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238088 | REITSBNY-70052LAC7
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238088 | TelecommunicationsBNY-278768AC0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238088 | Money Market FundsBNY-BYM4G0625
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000248469 | BNY-749384AA1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248469 | BNY-3140XQAF4
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000248469 | BNY-3132DWDC4
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000248469 | BNY-38381YHP2
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000248469 | BNY-46654KAC1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248469 | BNY-20753VBT4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000248469 | BNY-33846QAJ0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000248469 | BNY-08162MBD9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000248469 | BNY-35564KKL2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000248469 | BNY-95001JAC1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000248469 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000248469 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000248469 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000248469 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000184310 | BNY-944514L22
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000184310 | BNY-84552YTM3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000184310 | BNY-39160CAQ0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000184310 | BNY-544532PW8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000184310 | BNY-800766PY7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184310 | BNY-88276RFJ6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184310 | BNY-57585BPD4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000184310 | BNY-93978LJL1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000184310 | BNY-79901PCX4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000184310 | BNY-79467BCL7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000184310 | Texas
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000184310 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000184310 | California
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000184310 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000184310 | New York
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000184310 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000184310 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000184310 | Washington
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000184310 | Indiana
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000184310 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000257922 | BNY-13063BCD2
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000257922 | BNY-57421CJD7
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000257922 | BNY-544532BQ6
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000257922 | BNY-730146DN4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000257922 | BNY-818200VH7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000257922 | BNY-197210AZ0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000257922 | BNY-121342PQ6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000257922 | BNY-032556NJ7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000257922 | BNY-64966MSD2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000257922 | BNY-709225RR9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000257922 | CaliforniaBNY-13063BCD2
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000257922 | TexasBNY-64542UHT4
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000257922 | New YorkBNY-64966MSD2
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000257922 | PennsylvaniaBNY-709225RR9
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000257922 | GeorgiaBNY-121342PQ6
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000257922 | IllinoisBNY-72342NAF2
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000257922 | AlabamaBNY-197210AZ0
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000257922 | ColoradoBNY-19648FB52
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000257922 | IndianaBNY-818605EJ2
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000257922 | TennesseeBNY-818200VH7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000184311 | BNY-09182TEW3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000184311 | BNY-74440DFC3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000184311 | BNY-56035DJJ2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000184311 | BNY-84136HAU7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000184311 | BNY-492450AT8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000184311 | BNY-13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184311 | BNY-03672XAX6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000184311 | BNY-70879QQA4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000184311 | BNY-564386VD9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000184311 | BNY-63607WBN3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000184311 | Texas
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000184311 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000184311 | California
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000184311 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000184311 | New York
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000184311 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000184311 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000184311 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000184311 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000184311 | Utah
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222073 | BNY-13013JHG4
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000222073 | BNY-785870R81
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222073 | BNY-130483JV3
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222073 | BNY-13032UT73
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222073 | BNY-91412HUS0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222073 | BNY-13063DNJ3
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222073 | BNY-13080SSA3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222073 | BNY-95234AAM7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222073 | BNY-40065NCN5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222073 | BNY-842472EH1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222073 | General
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000222073 | School District
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000222073 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000222073 | Water
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000222073 | Medical
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000222073 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222073 | Power
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222073 | Airport
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222073 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222073 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000234758 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000234758 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000234758 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000234758 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000234758 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000234758 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234758 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234758 | BNY-833445109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234758 | BNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234758 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234758 | SemiconductorsBNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000234758 | InternetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000234758 | InternetBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000234758 | Healthcare-ProductsBNY-46120E602
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000234758 | Diversified Financial ServicesBNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000234758 | Miscellaneous ManufacturingBNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000234758 | ChemicalsBNY-278865100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234758 | Money Market FundsBNY-X9USDDIRM
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234759 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000234759 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000234759 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234759 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000234759 | BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234759 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000234759 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000234759 | BNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234759 | BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234759 | BNY-46120E602
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234759 | SemiconductorsBNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	56.10%
C000234759 | InternetBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000234759 | Diversified Financial ServicesBNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234759 | InternetBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000234759 | PharmaceuticalsBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000234759 | Electrical Components & EquipmentBNY-G29183103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234759 | Money Market FundsBNY-X9USDDIRM
Holdings [Line Items]
Percent of Net Asset Value	0.60%